EQUITY (Details 2) - Company Options [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrants, Number of Shares begnning	5,284,068	3,059,068	71,625
Issued	1,920,000	2,225,000	3,059,068
Exercised	0
Warrants, Number of Shares ending	7,204,068	5,284,068	3,059,068
Warrants, Weighted Average Exercise Price begnning	$ 0.80	$ 0.52	$ 0.41
Issued in Period, Weighted Average Exercise Price	0.83	1.20	0.52
Weighted Average Exercise Price, ending	$ 0.81	$ 0.80	$ 0.52
Options,Weighted Average Remaining Life beginning	4 years 2 months 1 day	5 years 29 days	6 years 29 days
Issued, Weighted average remaining life		4 years 11 months 19 days	5 years 1 month 2 days
Options,Weighted Average Remaining Life ending		4 years 2 months 1 day	5 years 29 days